Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment reporting information based on geography
The Company recognizes segmentation based on geography as follows:

Year ended December 31, 2019	Europe	Rest of World	Total

Revenue	$22,425	$10,209	$32,634
Cost of goods sold	7,170	2,657	9,827

Gross margin	15,255	7,552	22,807
Gross margin %	68%	74%	70%

Year ended December 31, 2018	Europe	Rest of World	Total
Revenue	$16,165	$12,509	$28,674
Cost of goods sold	5,466	2,828	8,294

Gross margin	10,699	9,681	20,380
Gross margin %	66%	77%	71%

Year ended December 31, 2017	Europe	Rest of World	Total
Revenue	$10,953	$13,055	$24,008
Cost of goods sold	2,974	3,802	6,776

Gross margin	7,979	9,253	17,232
Gross margin %	73%	71%	72%

Summary of revenues disaggregated by source
The following table presents the Company’s revenues disaggregated by revenue source:

Year ended December 31,	2019	2018	2017
Cardiology	$19,358	$22,497	$22,753
Antibiotic	13,276	6,177	1,255
	$32,634	$28,674	$24,008